UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2023
Vanguard Market Neutral Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,009.00	$9.46
Institutional Shares	1,000.00	1,010.00	9.17
Based on Hypothetical 5% Yearly Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,015.37	$9.49
Institutional Shares	1,000.00	1,015.67	9.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.90% for Investor Shares and 1.84% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Neutral Fund
Fund Allocation
As of June 30, 2023
	Long Portfolio	Short Portfolio
Communication Services	4.0%	4.0%
Consumer Discretionary	12.1	11.9
Consumer Staples	4.3	4.5
Energy	6.1	6.2
Financials	13.3	13.1
Health Care	10.0	10.3
Industrials	17.9	17.6
Information Technology	13.7	14.0
Materials	6.4	6.3
Real Estate	7.9	8.1
Utilities	4.3	4.0
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.8%)
Communication Services (3.8%)
*,1	Yelp Inc. Class A	110,904	4,038
*,1	Match Group Inc.	95,322	3,989
*	Charter Communications Inc. Class A	5,648	2,075
*,1	Clear Channel Outdoor Holdings Inc.	1,442,249	1,976
*,1	Cinemark Holdings Inc.	118,554	1,956
*,1	TripAdvisor Inc.	80,256	1,323
*,1	ZipRecruiter Inc. Class A	61,013	1,084
*	Playtika Holding Corp.	65,011	754
	Cogent Communications Holdings Inc.	8,032	541
	Iridium Communications Inc.	8,296	515
			18,251
Consumer Discretionary (11.8%)
[1]	Toll Brothers Inc.	53,678	4,244
*,1	Tri Pointe Homes Inc.	126,639	4,161
[1]	Boyd Gaming Corp.	59,151	4,103
[1]	Travel & Leisure Co.	94,406	3,808
	MGM Resorts International	78,651	3,454
*,1	Everi Holdings Inc.	233,793	3,381
*,1	Taylor Morrison Home Corp. Class A	66,608	3,249
*,1	Capri Holdings Ltd.	89,374	3,208
*,1	Skyline Champion Corp.	44,236	2,895
[1]	Buckle Inc.	77,655	2,687
*	Caesars Entertainment Inc.	49,312	2,514
*	Shake Shack Inc. Class A	28,975	2,252
*	Expedia Group Inc.	16,274	1,780
*,1	Perdoceo Education Corp.	135,626	1,664
[1]	Macy's Inc.	97,487	1,565
*	Stride Inc.	37,523	1,397
*	Penn Entertainment Inc.	50,813	1,221
	PVH Corp.	13,217	1,123
	Lowe's Cos. Inc.	4,839	1,092
*	Grand Canyon Education Inc.	10,299	1,063
[1]	Signet Jewelers Ltd.	14,177	925
*	Beazer Homes USA Inc.	22,525	637
*,1	Chegg Inc.	69,853	620
*	Hovnanian Enterprises Inc. Class A	5,826	578
*	Children's Place Inc.	24,827	576
		Shares	Market Value• ($000)
	General Motors Co.	13,846	534
*	Green Brick Partners Inc.	8,636	491
*	Golden Entertainment Inc.	11,223	469
	Dine Brands Global Inc.	7,486	435
			56,126
Consumer Staples (4.2%)
[1]	Kroger Co.	74,189	3,487
[1]	Coca-Cola Consolidated Inc.	5,253	3,341
[1]	Primo Water Corp.	251,029	3,148
[1]	Cal-Maine Foods Inc.	37,594	1,692
	Altria Group Inc.	36,564	1,656
[1]	Ingles Markets Inc. Class A	18,363	1,518
	Andersons Inc.	24,555	1,133
[1]	Archer-Daniels-Midland Co.	14,172	1,071
	John B Sanfilippo & Son Inc.	5,939	696
	Kimberly-Clark Corp.	4,112	568
*	Hain Celestial Group Inc.	43,189	540
	Energizer Holdings Inc.	15,703	527
*,1	Herbalife Ltd.	36,456	483
			19,860
Energy (5.9%)
*,1	Par Pacific Holdings Inc.	170,002	4,524
*,1	Weatherford International plc	63,727	4,233
[1]	Marathon Petroleum Corp.	35,220	4,106
[1]	Liberty Energy Inc. Class A	303,117	4,053
*,1	US Silica Holdings Inc.	330,894	4,014
	Valero Energy Corp.	30,060	3,526
[1]	Helmerich & Payne Inc.	48,221	1,709
*	Nabors Industries Ltd. (XNYS)	17,285	1,608
	Dorian LPG Ltd.	19,561	502
			28,275
Financials (12.8%)
[1]	Essent Group Ltd.	89,539	4,190
[1]	MGIC Investment Corp.	261,720	4,133
[1]	CNO Financial Group Inc.	172,964	4,094
[1]	OFG Bancorp	151,672	3,956
[1]	American Financial Group Inc.	32,423	3,850
	Affiliated Managers Group Inc.	24,904	3,733

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	W R Berkley Corp.	60,886	3,626
[1]	American Equity Investment Life Holding Co.	67,015	3,492
[1]	American International Group Inc.	60,282	3,469
[1]	Citigroup Inc.	64,712	2,979
[1]	Westamerica BanCorp.	65,522	2,509
	Ameriprise Financial Inc.	7,018	2,331
[1]	Equitable Holdings Inc.	84,966	2,308
*,1	Cannae Holdings Inc.	96,232	1,945
[1]	Unum Group	36,091	1,722
*	Block Inc. (XNYS)	22,598	1,504
	Virtu Financial Inc. Class A	82,052	1,402
[1]	Radian Group Inc.	52,234	1,320
	Lincoln National Corp.	41,933	1,080
[1]	Central Pacific Financial Corp.	64,969	1,021
	Banner Corp.	21,422	935
	S&T Bancorp Inc.	32,348	880
*,1	LendingClub Corp.	89,902	877
[1]	International Bancshares Corp.	16,323	721
*	Palomar Holdings Inc.	10,893	632
	Synovus Financial Corp.	20,032	606
[1]	Brightsphere Investment Group Inc.	27,534	577
[1]	Stewart Information Services Corp.	12,558	517
[1]	Jackson Financial Inc. Class A	15,903	487
*	Skyward Specialty Insurance Group Inc.	18,826	478
			61,374
Health Care (9.7%)
*,1	Tenet Healthcare Corp.	51,576	4,197
*,1	Veradigm Inc.	329,115	4,147
*,1	Nevro Corp.	124,744	3,171
*	Inspire Medical Systems Inc.	7,835	2,544
*,1	Alkermes plc	69,807	2,185
*,1	ACADIA Pharmaceuticals Inc.	87,414	2,094
*,1	Health Catalyst Inc.	166,549	2,082
*,1	Intercept Pharmaceuticals Inc.	179,908	1,990
*,1	Pediatrix Medical Group Inc.	134,461	1,911
*,1	Lantheus Holdings Inc.	22,337	1,875
*	Teladoc Health Inc.	66,529	1,684
*,1	Medpace Holdings Inc.	6,497	1,560
*,1,2	Novavax Inc.	191,258	1,421
	Agilent Technologies Inc.	11,101	1,335
	Gilead Sciences Inc.	15,262	1,176
*,1	NeoGenomics Inc.	72,627	1,167
[1]	Agenus Inc.	671,505	1,074
*	Ionis Pharmaceuticals Inc.	25,469	1,045
*	Coherus Biosciences Inc.	228,568	976
*,1	Deciphera Pharmaceuticals Inc.	64,206	904
*,1	Veeva Systems Inc. Class A	4,476	885
	Cardinal Health Inc.	8,432	797
*	Twist Bioscience Corp.	35,430	725
*	Ultragenyx Pharmaceutical Inc.	15,588	719
		Shares	Market Value• ($000)
*	Phreesia Inc.	23,038	714
	Pfizer Inc.	15,397	565
	Embecta Corp.	25,467	550
	Elevance Health Inc.	1,213	539
*	REGENXBIO Inc.	25,441	509
*,1	Sangamo Therapeutics Inc.	376,349	489
*	Altimmune Inc.	120,703	426
*	CareDx Inc.	45,010	383
*	Amneal Pharmaceuticals Inc.	93,850	291
*	Nektar Therapeutics Class A	261,128	150
*,1	FibroGen Inc.	36,712	99
			46,379
Industrials (17.3%)
*,1	American Airlines Group Inc.	247,768	4,445
[1]	United Rentals Inc.	9,935	4,425
*,1	Atkore Inc.	28,314	4,415
	Applied Industrial Technologies Inc.	29,906	4,331
	Herc Holdings Inc.	30,899	4,228
*,1	GMS Inc.	59,994	4,152
	Watts Water Technologies Inc. Class A	22,045	4,050
[1]	Acuity Brands Inc.	24,536	4,001
	AGCO Corp.	25,235	3,316
[1]	H&E Equipment Services Inc.	64,272	2,940
	Cintas Corp.	5,912	2,939
[1]	Kforce Inc.	46,770	2,931
[1]	Ryder System Inc.	34,545	2,929
*,1	MRC Global Inc.	288,288	2,903
[1]	Allison Transmission Holdings Inc.	49,336	2,785
*,1	United Airlines Holdings Inc.	48,132	2,641
[1]	UFP Industries Inc.	24,829	2,410
*,1	JELD-WEN Holding Inc.	136,269	2,390
	nVent Electric plc	43,694	2,258
*,1	NOW Inc.	190,091	1,969
*,1	SkyWest Inc.	43,206	1,759
	Masco Corp.	26,826	1,539
*	Paylocity Holding Corp.	7,710	1,423
[1]	Terex Corp.	23,789	1,423
*	Upwork Inc.	141,940	1,326
	PACCAR Inc.	13,982	1,170
	Caterpillar Inc.	4,290	1,056
*	Clean Harbors Inc.	6,301	1,036
	Vertiv Holdings Co. Class A	37,429	927
[1]	ManpowerGroup Inc.	8,526	677
[1]	GrafTech International Ltd.	131,564	663
	AMETEK Inc.	3,635	588
	Deere & Co.	1,428	579
	Automatic Data Processing Inc.	2,497	549
*	ASGN Inc.	7,057	534
*,1	Conduent Inc.	154,895	527
	Heidrick & Struggles International Inc.	10,156	269
			82,503

Market Neutral Fund
		Shares	Market Value• ($000)
Information Technology (13.2%)
*,1	CommScope Holding Co. Inc.	780,816	4,396
	Lam Research Corp.	6,583	4,232
*,1	Rapid7 Inc.	91,236	4,131
*,1	Splunk Inc.	37,541	3,983
*,1	Everbridge Inc.	145,241	3,907
*	Yext Inc.	324,525	3,670
*,1	Wix.com Ltd.	46,361	3,627
*,1	Arrow Electronics Inc.	20,399	2,922
	Applied Materials Inc.	17,403	2,515
[1]	Xerox Holdings Corp.	167,717	2,497
*,1	Pure Storage Inc. Class A	62,047	2,285
*,1	Nutanix Inc. Class A	78,096	2,191
*,1	TTM Technologies Inc.	155,722	2,164
*,1	Domo Inc. Class B	143,557	2,105
*	DocuSign Inc. Class A	38,358	1,960
*	CommVault Systems Inc.	23,445	1,703
*	New Relic Inc.	24,742	1,619
*,1	Axcelis Technologies Inc.	8,573	1,572
*	Synaptics Inc.	18,360	1,568
*	Infinera Corp.	291,789	1,409
*	Impinj Inc.	15,133	1,357
*	Dropbox Inc. Class A	50,857	1,356
	HP Inc.	38,351	1,178
*,1	RingCentral Inc. Class A	32,608	1,067
*	Workday Inc. Class A	3,932	888
*	ACM Research Inc. Class A	61,166	800
*,1	Kyndryl Holdings Inc.	41,636	553
*	Cadence Design Systems Inc.	2,188	513
*,1	EngageSmart Inc.	26,188	500
	NetApp Inc.	6,272	479
			63,147
Materials (6.2%)
	Eagle Materials Inc.	23,502	4,381
[1]	Warrior Met Coal Inc.	104,167	4,057
	Steel Dynamics Inc.	36,454	3,971
[1]	AdvanSix Inc.	111,336	3,895
[1]	Reliance Steel & Aluminum Co.	13,052	3,545
*,1	Constellium SE Class A	190,219	3,272
[1]	Chemours Co.	68,368	2,522
	Ryerson Holding Corp.	29,862	1,295
	United States Steel Corp.	25,866	647
*	O-I Glass Inc.	29,032	619
*,1	Ecovyst Inc.	51,322	588
	Orion Engineered Carbons SA	22,463	477
*	Century Aluminum Co.	52,244	456
			29,725
Real Estate (7.7%)
[1]	Apple Hospitality REIT Inc.	273,860	4,138
[1]	DiamondRock Hospitality Co.	469,379	3,760
[1]	Highwoods Properties Inc.	149,683	3,579
[1]	American Assets Trust Inc.	182,690	3,508
[1]	Host Hotels & Resorts Inc.	200,083	3,368
[1]	Gaming and Leisure Properties Inc.	63,844	3,094
[1]	Essential Properties Realty Trust Inc.	113,395	2,669
		Shares	Market Value• ($000)
[1]	RLJ Lodging Trust	257,270	2,642
	Park Hotels & Resorts Inc.	185,893	2,383
[1]	Brandywine Realty Trust	359,437	1,671
*	Zillow Group Inc. Class C	25,653	1,289
	NNN REIT Inc.	28,164	1,205
	Mid-America Apartment Communities Inc.	6,303	957
	EPR Properties	18,569	869
[1]	Xenia Hotels & Resorts Inc.	44,920	553
	Service Properties Trust	61,757	537
[1]	Retail Opportunity Investments Corp.	37,075	501
			36,723
Utilities (4.2%)
[1]	Evergy Inc.	68,710	4,014
[1]	National Fuel Gas Co.	74,287	3,815
[1]	Otter Tail Corp.	46,334	3,658
[1]	Vistra Corp.	137,508	3,610
[1]	AES Corp.	121,504	2,519
	Black Hills Corp.	23,825	1,436
	Public Service Enterprise Group Inc.	16,043	1,004
			20,056
Total Common Stocks—Long Positions (Cost $433,850)			462,419
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.150% (Cost $1,336)	13,361	1,336
Common Stocks Sold Short (-96.5%)
Communication Services (-3.8%)
*	Take-Two Interactive Software Inc.	(29,084)	(4,280)
*	Ziff Davis Inc.	(44,495)	(3,117)
	Madison Square Garden Entertainment Corp. Class A	(75,999)	(2,555)
	Paramount Global Class B	(159,597)	(2,539)
*	Sphere Entertainment Co.	(88,279)	(2,418)
*	Liberty Broadband Corp. Class C	(18,231)	(1,461)
*	Roblox Corp. Class A	(25,661)	(1,034)
*	ZoomInfo Technologies Inc. Class A	(17,952)	(456)
*	Lions Gate Entertainment Corp. Class A	(50,049)	(442)
			(18,302)
Consumer Discretionary (-11.5%)
*	Mister Car Wash Inc.	(482,527)	(4,656)
*	LGI Homes Inc.	(30,862)	(4,163)
	Krispy Kreme Inc.	(282,200)	(4,157)
*	Topgolf Callaway Brands Corp.	(201,317)	(3,996)
*	Leslie's Inc.	(377,044)	(3,540)
*	Mattel Inc.	(177,847)	(3,475)
	Strategic Education Inc.	(50,171)	(3,404)
	Newell Brands Inc.	(367,885)	(3,200)
*	Carnival Corp.	(162,652)	(3,063)
*	Sabre Corp.	(944,126)	(3,012)

Market Neutral Fund
		Shares	Market Value• ($000)
	Service Corp. International	(45,704)	(2,952)
*	Sonos Inc.	(158,842)	(2,594)
*	Sweetgreen Inc. Class A	(157,956)	(2,025)
*	DoorDash Inc. Class A	(26,261)	(2,007)
	Hanesbrands Inc.	(401,836)	(1,824)
*	CarMax Inc.	(16,260)	(1,361)
*	Xponential Fitness Inc. Class A	(62,949)	(1,086)
	Leggett & Platt Inc.	(35,445)	(1,050)
	Monro Inc.	(24,262)	(986)
	Choice Hotels International Inc.	(7,658)	(900)
*	Kura Sushi USA Inc.	(7,912)	(735)
	Gentex Corp.	(17,148)	(502)
			(54,688)
Consumer Staples (-4.4%)
*	Grocery Outlet Holding Corp.	(116,160)	(3,556)
	J & J Snack Foods Corp.	(19,712)	(3,121)
	Dollar General Corp.	(15,777)	(2,679)
	Reynolds Consumer Products Inc.	(79,108)	(2,235)
*	Celsius Holdings Inc.	(14,957)	(2,231)
	Utz Brands Inc.	(117,950)	(1,930)
	MGP Ingredients Inc.	(15,705)	(1,669)
	Hormel Foods Corp.	(29,721)	(1,195)
*	National Beverage Corp.	(20,366)	(985)
	Walgreens Boots Alliance Inc.	(22,659)	(645)
	Universal Corp.	(12,692)	(634)
			(20,880)
Energy (-6.0%)
	Kinetik Holdings Inc. Class A	(119,491)	(4,199)
	Kinder Morgan Inc.	(242,712)	(4,180)
*	Green Plains Inc.	(128,531)	(4,144)
	Comstock Resources Inc.	(226,559)	(2,628)
*	CNX Resources Corp.	(142,748)	(2,529)
	Chesapeake Energy Corp.	(25,128)	(2,103)
	Northern Oil and Gas Inc.	(59,874)	(2,055)
*	Noble Corp. plc	(38,045)	(1,572)
	Enviva Inc.	(124,442)	(1,350)
	EQT Corp.	(19,969)	(821)
*	NextDecade Corp.	(98,396)	(808)
*	Uranium Energy Corp.	(214,427)	(729)
*	Borr Drilling Ltd. ADR	(67,899)	(511)
*	Tellurian Inc.	(349,536)	(493)
*	Dril-Quip Inc.	(20,679)	(481)
			(28,603)
Financials (-12.7%)
*	Ryan Specialty Holdings Inc. Class A	(93,906)	(4,215)
	Moelis & Co. Class A	(91,920)	(4,168)
	Kemper Corp.	(82,809)	(3,996)
	Morningstar Inc.	(19,868)	(3,896)
*	BRP Group Inc. Class A	(134,309)	(3,328)
	Allstate Corp.	(28,689)	(3,128)
	Cincinnati Financial Corp.	(30,559)	(2,974)
	First Interstate BancSystem Inc. Class A	(101,716)	(2,425)
	PJT Partners Inc. Class A	(32,605)	(2,271)
	Lakeland Financial Corp.	(46,346)	(2,249)
	T Rowe Price Group Inc.	(16,957)	(1,900)
		Shares	Market Value• ($000)
	Erie Indemnity Co. Class A	(8,899)	(1,869)
*	Encore Capital Group Inc.	(35,918)	(1,746)
	First Financial Bankshares Inc.	(55,523)	(1,582)
	CVB Financial Corp.	(116,657)	(1,549)
	ServisFirst Bancshares Inc.	(32,025)	(1,310)
*	I3 Verticals Inc. Class A	(47,367)	(1,083)
	PennyMac Financial Services Inc.	(14,783)	(1,039)
	Artisan Partners Asset Management Inc. Class A	(25,789)	(1,014)
	Progressive Corp.	(7,257)	(961)
*	PRA Group Inc.	(39,237)	(897)
*	Toast Inc. Class A	(39,157)	(884)
	Selective Insurance Group Inc.	(8,941)	(858)
	Franklin Resources Inc.	(32,099)	(857)
	Mercury General Corp.	(26,769)	(810)
	White Mountains Insurance Group Ltd.	(554)	(769)
*	Credit Acceptance Corp.	(1,507)	(765)
	TFS Financial Corp.	(59,492)	(748)
	Live Oak Bancshares Inc.	(27,535)	(724)
	Jack Henry & Associates Inc.	(4,189)	(701)
*	SoFi Technologies Inc.	(82,104)	(685)
	United Bankshares Inc.	(20,857)	(619)
	S&P Global Inc.	(1,523)	(611)
*	Trupanion Inc.	(28,264)	(556)
*	Marqeta Inc. Class A	(107,460)	(523)
	New York Community Bancorp Inc.	(46,261)	(520)
	BankUnited Inc.	(21,935)	(473)
	Bank of Hawaii Corp.	(11,279)	(465)
	United Community Banks Inc.	(16,661)	(416)
	Independent Bank Group Inc.	(11,670)	(403)
	FB Financial Corp.	(13,350)	(375)
			(60,362)
Health Care (-9.9%)
*	OPKO Health Inc.	(2,058,797)	(4,468)
*	R1 RCM Inc.	(229,749)	(4,239)
*	Neogen Corp.	(187,550)	(4,079)
*	ICU Medical Inc.	(22,086)	(3,935)
*	agilon health Inc.	(199,682)	(3,462)
*	Axsome Therapeutics Inc.	(46,964)	(3,375)
*	Cerevel Therapeutics Holdings Inc.	(83,314)	(2,649)
*	Arcellx Inc.	(78,915)	(2,495)
*	TG Therapeutics Inc.	(82,307)	(2,045)
*	AdaptHealth Corp. Class A	(164,011)	(1,996)
*	QuidelOrtho Corp.	(24,075)	(1,995)
*	Halozyme Therapeutics Inc.	(53,547)	(1,931)
	Mesa Laboratories Inc.	(10,656)	(1,369)
*	Repligen Corp.	(9,282)	(1,313)
*	Revance Therapeutics Inc.	(43,838)	(1,110)
*	PROCEPT BioRobotics Corp.	(29,930)	(1,058)
*	Recursion Pharmaceuticals Inc. Class A	(107,863)	(806)

Market Neutral Fund
		Shares	Market Value• ($000)
*	AbCellera Biologics Inc.	(122,823)	(793)
*	Cutera Inc.	(50,066)	(757)
*	Guardant Health Inc.	(17,361)	(622)
*	Avid Bioservices Inc.	(43,312)	(605)
	Select Medical Holdings Corp.	(14,845)	(473)
*	Cano Health Inc.	(335,011)	(466)
*	Innoviva Inc.	(36,014)	(458)
*	BioLife Solutions Inc.	(19,723)	(436)
*	Arvinas Inc.	(15,332)	(381)
			(47,316)
Industrials (-17.0%)
*	Hayward Holdings Inc.	(359,974)	(4,626)
*	MasTec Inc.	(36,830)	(4,345)
	Quanta Services Inc.	(21,769)	(4,277)
	Stanley Black & Decker Inc.	(45,240)	(4,239)
	Equifax Inc.	(17,754)	(4,177)
*	FTI Consulting Inc.	(21,054)	(4,004)
*	Chart Industries Inc.	(24,747)	(3,954)
*	Construction Partners Inc. Class A	(118,294)	(3,713)
*	RBC Bearings Inc.	(16,294)	(3,543)
*	XPO Inc.	(58,077)	(3,427)
*	Mercury Systems Inc.	(97,370)	(3,368)
*	Bloom Energy Corp. Class A	(179,703)	(2,938)
	CH Robinson Worldwide Inc.	(30,431)	(2,871)
	Northrop Grumman Corp.	(6,071)	(2,767)
*	3D Systems Corp.	(241,408)	(2,397)
*	GXO Logistics Inc.	(33,712)	(2,118)
*	SiteOne Landscape Supply Inc.	(12,490)	(2,090)
	Granite Construction Inc.	(47,125)	(1,875)
*	Core & Main Inc. Class A	(53,692)	(1,683)
*	AeroVironment Inc.	(15,268)	(1,562)
	RB Global Inc.	(25,828)	(1,550)
*	Rocket Lab USA Inc.	(257,062)	(1,542)
*	Ameresco Inc. Class A	(30,894)	(1,502)
*	Virgin Galactic Holdings Inc.	(355,304)	(1,379)
	United Parcel Service Inc. Class B	(7,362)	(1,320)
	Zurn Elkay Water Solutions Corp.	(48,429)	(1,302)
*	OPENLANE Inc.	(76,007)	(1,157)
*	Fluor Corp.	(35,647)	(1,055)
*	Saia Inc.	(2,539)	(869)
*	ACV Auctions Inc. Class A	(44,504)	(769)
	ICF International Inc.	(6,068)	(755)
*	Parsons Corp.	(14,603)	(703)
*	AerSale Corp.	(46,595)	(685)
	U-Haul Holding Co.	(11,064)	(612)
*	Driven Brands Holdings Inc.	(21,000)	(568)
	TransUnion	(6,932)	(543)
*	Shoals Technologies Group Inc. Class A	(20,993)	(537)
*	GEO Group Inc.	(66,325)	(475)
			(81,297)
Information Technology (-13.5%)
*	Envestnet Inc.	(72,260)	(4,289)
*	DoubleVerify Holdings Inc.	(107,030)	(4,166)
*	Jamf Holding Corp.	(212,296)	(4,144)
		Shares	Market Value• ($000)
*	nCino Inc.	(134,876)	(4,062)
*	Lumentum Holdings Inc.	(65,888)	(3,738)
	Gen Digital Inc.	(199,012)	(3,692)
	Power Integrations Inc.	(38,329)	(3,629)
*	Aspen Technology Inc.	(20,573)	(3,448)
*	Advanced Micro Devices Inc.	(30,118)	(3,431)
*	Mirion Technologies Inc. Class A	(405,543)	(3,427)
*	SentinelOne Inc. Class A	(221,814)	(3,349)
*	Unity Software Inc.	(76,106)	(3,305)
*	Coherent Corp.	(57,564)	(2,935)
*	CCC Intelligent Solutions Holdings Inc.	(152,453)	(1,709)
	Bentley Systems Inc. Class B	(30,327)	(1,645)
*	Wolfspeed Inc.	(29,488)	(1,639)
	Teradyne Inc.	(12,727)	(1,417)
*	MeridianLink Inc.	(67,073)	(1,395)
	Ubiquiti Inc.	(7,781)	(1,367)
	Methode Electronics Inc.	(40,732)	(1,365)
*	indie Semiconductor Inc. Class A	(126,208)	(1,186)
*	Confluent Inc. Class A	(26,909)	(950)
	Cognex Corp.	(16,503)	(924)
*	First Solar Inc.	(4,021)	(764)
*	PAR Technology Corp.	(20,138)	(663)
*	Knowles Corp.	(28,516)	(515)
	MKS Instruments Inc.	(4,612)	(499)
*	Digi International Inc.	(12,674)	(499)
*	Clearfield Inc.	(9,932)	(470)
			(64,622)
Materials (-6.1%)
	SSR Mining Inc.	(284,084)	(4,028)
	Royal Gold Inc.	(31,522)	(3,618)
	Hecla Mining Co.	(688,182)	(3,544)
	Mativ Holdings Inc.	(218,333)	(3,301)
	Westlake Corp.	(24,656)	(2,946)
	Ball Corp.	(45,494)	(2,648)
*	Novagold Resources Inc.	(600,144)	(2,395)
	Celanese Corp. Class A	(13,706)	(1,587)
*	Piedmont Lithium Inc.	(23,095)	(1,333)
	Kaiser Aluminum Corp.	(17,111)	(1,226)
	Scotts Miracle-Gro Co.	(15,010)	(941)
*	PureCycle Technologies Inc.	(67,365)	(720)
	DuPont de Nemours Inc.	(8,715)	(623)
			(28,910)
Real Estate (-7.8%)
	Welltower Inc.	(51,042)	(4,129)
	Omega Healthcare Investors Inc.	(131,841)	(4,046)
	Easterly Government Properties Inc. Class A	(277,747)	(4,027)
	Healthcare Realty Trust Inc. Class A	(211,374)	(3,987)
	Medical Properties Trust Inc.	(425,773)	(3,943)
	NETSTREIT Corp.	(187,658)	(3,353)
	Uniti Group Inc.	(713,487)	(3,296)
	National Health Investors Inc.	(62,623)	(3,283)
	Elme Communities	(161,327)	(2,652)
	Pebblebrook Hotel Trust	(133,730)	(1,864)
	American Tower Corp.	(5,226)	(1,014)
	Digitalbridge Group Inc.	(57,746)	(849)

Market Neutral Fund
		Shares	Market Value• ($000)
	Douglas Emmett Inc.	(58,480)	(735)
			(37,178)
Utilities (-3.8%)
	Southwest Gas Holdings Inc.	(63,112)	(4,017)
	Atmos Energy Corp.	(28,483)	(3,314)
	Spire Inc.	(49,063)	(3,112)
	American Water Works Co. Inc.	(16,073)	(2,294)
	Constellation Energy Corp.	(23,077)	(2,113)
*	Sunnova Energy International Inc.	(94,921)	(1,738)
*	Altus Power Inc. Class A	(126,777)	(685)
	Middlesex Water Co.	(6,685)	(539)
	Brookfield Renewable Corp. Class A	(16,135)	(509)
			(18,321)
Total Common Stocks Sold Short (Proceeds $451,978)			(460,479)
Other Assets and Other Liabilities—Net (99.4%)			474,128
Net Assets (100%)			477,404
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $298,062,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $155,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $167,000 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $433,850)	462,419
Affiliated Issuers (Cost $1,336)	1,336
Total Investments in Securities	463,755
Investment in Vanguard	17
Cash Segregated for Short Positions	472,954
Receivables for Investment Securities Sold	12,496
Receivables for Accrued Income	990
Receivables for Capital Shares Issued	263
Total Assets	950,475
Liabilities
Securities Sold Short, at Value (Proceeds $451,978)	460,479
Due to Custodian	91
Payables for Investment Securities Purchased	11,159
Collateral for Securities on Loan	167
Payables for Capital Shares Redeemed	643
Payables to Vanguard	43
Accrued Dividend Expense on Securities Sold Short	489
Total Liabilities	473,071
Net Assets	477,404
1 Includes $155,000 of securities on loan.
At June 30, 2023, net assets consisted of:

Paid-in Capital	621,325
Total Distributable Earnings (Loss)	(143,921)
Net Assets	477,404

Investor Shares—Net Assets
Applicable to 33,392,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	417,442
Net Asset Value Per Share—Investor Shares	$12.50

Institutional Shares—Net Assets
Applicable to 4,813,898 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,962
Net Asset Value Per Share—Institutional Shares	$12.46

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	4,620
Interest[2]	12,537
Securities Lending—Net	11
Total Income	17,168
Expenses
The Vanguard Group—Note B
Investment Advisory Services	49
Management and Administrative—Investor Shares	410
Management and Administrative—Institutional Shares	30
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Institutional Shares	1
Custodian Fees	20
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	4,897
Other Expenses	7
Total Expenses	5,454
Net Investment Income	11,714
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	18,321
Investment Securities Sold—Short Positions	(7,164)
Realized Net Gain (Loss)	11,157
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	16,872
Investment Securities—Short Positions	(38,533)
Change in Unrealized Appreciation (Depreciation)	(21,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $161,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,714	4,921
Realized Net Gain (Loss)	11,157	50,785
Change in Unrealized Appreciation (Depreciation)	(21,661)	(5,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,210	50,068
Distributions
Investor Shares	(39)	(4,637)
Institutional Shares	(14)	(405)
Total Distributions	(53)	(5,042)
Capital Share Transactions
Investor Shares	(231,075)	325,379
Institutional Shares	7,447	1,691
Net Increase (Decrease) from Capital Share Transactions	(223,628)	327,070
Total Increase (Decrease)	(222,471)	372,096
Net Assets
Beginning of Period	699,875	327,779
End of Period	477,404	699,875

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.39	$11.00	$8.94	$10.19	$11.62	$11.66
Investment Operations
Net Investment Income[1]	.248	.107	.017	.051	.206	.108
Net Realized and Unrealized Gain (Loss) on Investments	(.137)	1.376	2.060	(1.229)	(1.314)	(.038)
Total from Investment Operations	.111	1.483	2.077	(1.178)	(1.108)	.070
Distributions
Dividends from Net Investment Income	(.001)	(.093)	(.017)	(.072)	(.322)	(.110)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.093)	(.017)	(.072)	(.322)	(.110)
Net Asset Value, End of Period	$12.50	$12.39	$11.00	$8.94	$10.19	$11.62
Total Return	0.90%	13.48%	23.24%	-11.57%	-9.57%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$417	$648	$283	$243	$408	$1,209
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.90%	1.83%	1.31%	1.18%	1.46%	1.80%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.86%	0.90%	0.18%	0.52%	1.90%	0.93%
Portfolio Turnover Rate	57%	209%	133%	172%	141%	110%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.70%, 1.63%, 0.84%, 0.98%, 1.26%, and 1.60%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.27%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.34	$10.96	$8.90	$10.15	$11.57	$11.61
Investment Operations
Net Investment Income[1]	.250	.108	.017	.057	.213	.119
Net Realized and Unrealized Gain (Loss) on Investments	(.127)	1.368	2.065	(1.230)	(1.305)	(.043)
Total from Investment Operations	.123	1.476	2.082	(1.173)	(1.092)	.076
Distributions
Dividends from Net Investment Income	(.003)	(.096)	(.022)	(.077)	(.328)	(.116)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.096)	(.022)	(.077)	(.328)	(.116)
Net Asset Value, End of Period	$12.46	$12.34	$10.96	$8.90	$10.15	$11.57
Total Return	1.00%	13.47%	23.39%	-11.58%	-9.48%	0.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60	$52	$45	$65	$142	$346
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.84%	1.77%	1.25%	1.12%	1.40%	1.74%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.92%	0.91%	0.17%	0.59%	1.96%	0.99%
Portfolio Turnover Rate	57%	209%	133%	172%	141%	110%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.70%, 1.63%, 0.84%, 0.98%, 1.26%, and 1.60%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.27%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Neutral Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2023, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	437,080
Gross Unrealized Appreciation	106,210
Gross Unrealized Depreciation	(88,036)
Net Unrealized Appreciation (Depreciation)	18,174

Market Neutral Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $183,401,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2023, the fund purchased $184,990,000 of investment securities and sold $443,679,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $205,956,000 and $471,642,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $795,000 and sales were $209,000, resulting in net realized loss of $65,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	82,234	6,691	677,868	56,425
Issued in Lieu of Cash Distributions	28	2	3,386	274
Redeemed	(313,337)	(25,589)	(355,875)	(30,160)
Net Increase (Decrease)—Investor Shares	(231,075)	(18,896)	325,379	26,539
Institutional Shares
Issued	13,624	1,108	23,905	2,023
Issued in Lieu of Cash Distributions	5	1	113	9
Redeemed	(6,182)	(506)	(22,327)	(1,887)
Net Increase (Decrease)—Institutional Shares	7,447	603	1,691	145
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Market Neutral Fund
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Montgomery Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Market Neutral Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6342 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Montgomery FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD montgomery FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD montgomery FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.